Note 6 - Long-term Investments	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of interests in joint arrangements [text block]
6.	Long-term Investments

As at November 30, 2023, the Company's long-term investments consist of equity securities in Gold Royalty Corp. ("GRC"), measured at fair value through other comprehensive income ("FVTOCI") and warrants held in NevGold Corp. ("NevGold"), measured at fair value through profit and loss ("FVTPL"). Long-term investments in equity securities are recorded at fair value based on quoted market prices, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss. Refer to tables below for movement in long-term investments measured at FVTOCI.

Investment in Gold Royalty Corp.

The Company's investment in GRC is recorded at fair value based on quoted market prices, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss.

During the year ended November 30, 2023, the Company acquired 254,466 GRC common shares for $654 including transaction costs, through open market purchases over the facilities of the NYSE American.

NevGold Corp.

During the year ended November 30, 2023, the Company acquired 10,744,325 common shares and 1,488,100 share purchase warrants of NevGold, which combined with existing shares totalled 16,670,250 shares and represented a 22.1% ownership interest in NevGold upon the latest transaction on July 13, 2023. This included the purchase of 2,976,200 units ("Units") of NevGold in a brokered private placement which closed on December 5, 2022 (consisting of 2,976,200 common shares and 1,488,100 share purchase warrants) and the Company receiving common shares in NevGold granted pursuant to the Option Agreement of 3,658,536 shares on January 1, 2023 and a further 4,109,589 shares on July 13, 2023 (Note 9).

The investment in NevGold was initially recognized at fair value based on quoted market prices and subsequently measured at FVTOCI, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss.

On December 1, 2022, the Company entered into an agreement to purchase 2,976,200 units ("Units") of NevGold in a brokered private placement, which closed on December 5, 2022, for a total purchase price of $1,250 (Note 9). Each Unit, priced at $0.42 per Unit, consisted of one common share of NevGold (each, a "NevGold Common Share") and one-half of one Common Share purchase warrant (each whole warrant, a "NevGold Warrant") of NevGold. Each NevGold Warrant entitles the holder to purchase one Common Share at an exercise price of $0.60 until December 5, 2024.

At initial recognition, the purchase price of $1,250 was allocated to the value of the NevGold Common Shares and NevGold Warrants. The fair value of the NevGold Common Shares was determined to be $1,042 based on quoted market prices. The initial fair value of the NevGold Warrants of $208 was determined on a residual basis. The NevGold Warrants are subsequently measured at FVTPL.

The fair value of the NevGold Warrants is estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	November 30, 2023	November 30, 2022
Risk-free interest rate	4.20%	-
Expected life (years)	1.02	-
Expected volatility	58.28%	-
Estimated dividend yield	0.00%	-

On January 1, 2023, pursuant to the Option Agreement signed with NevGold on the Almaden Project (Note 9), the Company received 3,658,536 common shares of NevGold with a fair value of $1,134.

On July 13, 2023, pursuant to the Option Agreement signed with NevGold on the Almaden Project (Note 9), the Company received 4,109,589 common shares of NevGold with a fair value of $1,562, increasing its ownership in NevGold from 17.6% to 22.0%. As a result of the increase in ownership in NevGold above 20%, the Company concluded that it exercises significant influence over NevGold. The Company's $6,335 investment measured at FVTOCI through to July 13, 2023, was derecognized and reclassified to investment in associate (Note 7). After July 13, 2023, the Company's investment in NevGold is being recorded using the equity method.

The following tables outline the movement of the Company's long-term investments in GRC and NevGold during the year ended November 30, 2023, and the year ended November 30, 2022:

			As at November 30,					As at November 30,
			2022					2023
	Number of warrants	Number of shares(1)	Fair value ($)	Additions ($)	Unrealized Gains (Losses) (FVTOCI) ($)	Unrealized Gains (Losses) (FVTPL) ($)	Derecognition of investment measured at FVTOCI ($)	Fair Value ($)
Investment in GRC	-	21,433,125	75,557	654	(31,159)	-	-	45,052
Investment in NevGold - shares(2)	-	16,670,250	2,282	3,737	316	-	(6,335)	-
Investment in NevGold - warrants	1,488,100	-	-	208	-	(180)	-	28
			77,839	4,599	(30,843)	(180)	(6,335)	45,080

			As at November 30,					As at November 30,
			2021					2022
	Number of warrants	Number of shares(3)	Fair value ($)	Additions ($)	Unrealized Gains (Losses) (FVTOCI) ($)	Unrealized Gains (Losses) (FVTPL) ($)	Derecognition of investment measured at FVTOCI ($)	Fair Value ($)
Investment in GRC	-	21,178,659	130,090	5,200	(59,733)	-	-	75,557
Investment in NevGold - shares	-	5,925,925	-	3,489	(1,207)	-	-	2,282
			130,090	8,689	(60,940)	-	-	77,839

(1)	As of November 30, 2023.
(2)

As of November 30, 2023 the Company owns 16,670,250 shares of NevGold. As noted above, the long-term investment in NevGold, which was previously measured at FVTOCI, was derecognized and reclassified to investment in associate (Note 7).

(3)	As of November 30, 2022.